Segment Information - Summary of Operating Results by Geographical areas (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 17,468	$ 12,034
U.S. [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	12,717	7,209
Canada [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,047	1,034
Other [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	174	191
Americas [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	13,938	8,434
U.K. [Member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,454	1,544
Other Countries [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,951	1,930
EMEA [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	3,405	3,474
Asia Pacific [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 125	$ 126